Result And Remuneration To Shareholders - Schedule of Transmission Concession Contract (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Result And Remuneration To Shareholders
Construction and upgrades revenue	[1]	R$ 576	R$ 425	R$ 242
Construction and upgrades costs		(446)	(290)	(172)
Margin		R$ 130	R$ 135	R$ 70
Mark-up (%)		29.15%	46.55%	40.70%
Operation and maintenance revenue	[1]	R$ 585	R$ 383	R$ 373
Operation and maintenance cost		(473)	(298)	(292)
Margin		R$ 112	R$ 85	R$ 81
Mark-up (%)		23.68%	28.52%	27.74%

[1]

The revenue from transmission operation and maintenance, resulting from intercompany operations, is not eliminated from consolidated revenue for margin calculation purposes. This revenue is affected by the difference between the estimated ARP (Annual Permitted Revenue) of the projects and the actual receipt until the approval of the Periodic Tariff Review, so as not to alter the IRR (Internal Rate of Return).